Relevant events (unaudited)	9 Months Ended
Sep. 30, 2022
Relevant events (unaudited)
Relevant events (unaudited)

33.Relevant events (unaudited)

-New company in Ecopetrol Business Group

Ecopetrol defined a new company that will be integrated into its Business Group to consolidate its position as a global marketer of refined, petrochemical, and industrial products, as well as crude oil and natural gas.

The company, called Ecopetrol US Trading LLC, will begin operations during the second half of 2023. Ecopetrol S.A. is the indirect owner of 100% of the shareholding through its subsidiary Ecopetrol USA Inc.

Ecopetrol US Trading will be focused on viable business with new clients and suppliers of crude oil, refined products, petrochemicals, and natural gas, mainly from the Americas and Europe.

-Tax Reform

On August 8, 2022, the MHCP submitted a tax reform bill to Congress proposing several changes to the Colombian tax regime, including (i) a new permanent equity tax applicable to Colombian individuals and non-residents, (ii) an increase in the dividend tax rate for local and foreign shareholders, (iii) an increase in the long-term capital gains tax rate (increasing from 10% to 15%); (iv) elimination and the limitation of specific tax benefits and exemptions, such as the rule that exempted the taxing of capital gains from the sale of publicly listed shares (currently applicable to sale of less than 10% of the total shares in circulation, which would be limited to 3% of the total shares in circulation as from 2023), (v) an income tax surcharge for companies engaged in the extraction of crude oil and coal from 0%, 5%, 10% or 15% and based on international prices, (vi) non-deductible of royalties, and (vii) the introduction of a minimum tax based on effective tax rate determined on accounting profits. The tax reform bill was approved by the Congress on November 11, 2022, and is expected to become effective starting January 1, 2023, once approved by the President.

-Investment plan 2023 approval

On December 9, 2022, Ecopetrol S.A. informed that the Board of Directors had the general organic investment plan for the Ecopetrol Group with an estimated amount between COP $25.3 and COP $29.8 trillion by 2023. Individual investment projects will be assessed at the time by the Board of Directors according to their materiality. The plan seeks to advance the four pillars of the 2040 Strategy, and the roadmap for the country's energy transition.

●	The General Investment Plan 2023 approved by the Board of Directors, is aligned with the Ecopetrol Group's commitment to accelerate the transition path and energy sovereignty of the country, maintaining competitive returns for all its shareholders in line with its 2040 Strategy "Energy that Transforms".
●	About 23% of the plan is aimed at cementing diversification into new low-emission businesses, which includes investments in hydrogen production, renewable energy, carbon capture and electricity transmission, leveraging diversification at the Ecopetrol Group scale.
●	The plan seeks to reduce about 400,000 tons of CO2e emissions and incorporate about 900 MW of renewable energy and more than 50,000 tons of green hydrogen by 2025.
●	The commitment to self-sufficiency in gas includes investments between COP $3.6 trillion and COP $4.1 trillion for exploration and production projects in Piedemonte Llanero, the Continental Caribbean and Offshore. The plan calls for the creation of at least two new regional energy communities and about 107,000 new gas-connected homes.
●	Nearly COP $5.4 trillion are allocated to the electricity transmission business with the objective of enabling more than 6,000 kilometers of new transmission lines for non-conventional renewable energies by 2025.
●	The hydrocarbons business foresees in 2023 a production between 720,000 and 725,000 equivalent barrels per day, a refining load between 420,000 and 430,000 barrels per day, with transported volumes of more than one million barrels per day, ensuring continuity of fuel import substitution and the stability of the country's trade balance.
●	In accordance with the Sostecnibilidad (sustainability + technology) objectives of the strategy, the plan includes investments close to COP $2.3 trillion in decarbonization projects, integrated water management and improvement of fuel quality, among others.
●	Social investment resources for regional development and community well-being amount to COP $472 trillion focused on road infrastructure, education, and access to public services such as water and gas.
●	More than COP $405 trillion will be allocated to science, technology, and innovation projects, essential to leverage business development and catalyze advances in technologies for the energy transition.
●	The plan generates competitive returns at brent levels of $80 USD/Bl, with a ROACE of more than 10%, EBITDA margin of more than 40% and transfers to the nation of more than COP $40 trillion in 2023.